Quarterly Holdings Report
for
Fidelity® U.S. Equity Central Fund
September 30, 2024
USE-NPRT1-1124
1.9900195.104
Common Stocks - 98.7%
	Shares	Value ($)
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	235,000	42,377,621
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp (United States)	286,600	17,505,528
CANADA - 1.4%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp	57,800	413,270
Lionsgate Studios Corp (b)	218,214	1,560,230
		1,973,500
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc (c)	418,800	30,219,743
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	348,500	19,266,771
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Africa Oil Corp	7,279,657	9,419,498
Athabasca Oil Corp (d)	5,759,200	20,440,061
Imperial Oil Ltd (c)	822,800	57,887,109
MEG Energy Corp	2,217,050	41,654,213
		129,400,881
Financials - 0.2%
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	32,771	41,378,279
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (d)	310,000	12,204,700
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (United States) (d)	335,000	26,846,900
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (d)(e)	9,990	1
TOTAL INFORMATION TECHNOLOGY		26,846,901

Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd Class A (d)	968,700	14,411,064
Teck Resources Ltd Class B (United States)	180,700	9,439,768
		23,850,832
TOTAL CANADA		285,141,607
CHINA - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (d)(e)	1,008,062	525,029
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (d)	240,000	35,834,400
FRANCE - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
Ubisoft Entertainment SA (d)	442,300	4,965,922
Information Technology - 0.3%
IT Services - 0.3%
Capgemini SE	260,017	56,137,833
TOTAL FRANCE		61,103,755
GERMANY - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (d)	139,324	16,547,511
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (d)	1,725,273	6,952,850
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Piraeus Financial Holdings SA	3,154,002	13,432,617
IRELAND - 0.2%
Financials - 0.2%
Banks - 0.1%
Bank of Ireland Group PLC	2,413,100	26,942,007
Financial Services - 0.1%
Circle Internet Financial LLC (e)	388,096	11,262,546
Circle Internet Financial LLC (e)	160,054	4,644,767
		15,907,313
TOTAL IRELAND		42,849,320
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (b)(d)(e)	999,839	1,829,705
Jumo World Ltd (d)(e)	998	0

TOTAL MAURITIUS		1,829,705
NETHERLANDS - 0.5%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (d)	90,000	48,787,200
Merus NV (d)	350,000	17,486,000
		66,273,200
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	48,897	40,743,425
TOTAL NETHERLANDS		107,016,625
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	1,303,000	24,367,299
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
Popular Inc	513,500	51,488,645
SINGAPORE - 0.2%
Communication Services - 0.2%
Entertainment - 0.2%
Sea Ltd Class A ADR (d)	485,400	45,763,512
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG (United States)	767,167	23,713,132
TAIWAN - 0.2%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (d)(e)	1,008,062	0
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	170,500	29,610,735
TOTAL TAIWAN		29,610,735
UNITED KINGDOM - 0.8%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (United Kingdom) (d)	71,000	16,682,796
Consumer Staples - 0.2%
Beverages - 0.1%
Diageo PLC	498,984	17,429,464
Food Products - 0.0%
Nomad Foods Ltd	434,407	8,279,797
Tobacco - 0.1%
British American Tobacco PLC ADR	316,200	11,566,596
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	479,700	12,582,531
Financials - 0.3%
Banks - 0.1%
Starling Bank Ltd Class D (b)(d)(e)	4,618,325	19,573,069
Capital Markets - 0.1%
London Stock Exchange Group PLC	143,600	19,660,427
Insurance - 0.1%
Beazley PLC	2,318,652	23,590,405
TOTAL FINANCIALS		62,823,901

Health Care - 0.2%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (d)	140,000	4,358,200
Pharmaceuticals - 0.2%
Astrazeneca PLC	195,000	30,378,356
TOTAL HEALTH CARE		34,736,556

TOTAL UNITED KINGDOM		164,101,641
UNITED STATES - 93.8%
Communication Services - 8.4%
Diversified Telecommunication Services - 0.3%
AT&T Inc	3,092,600	68,037,200
GCI Liberty Inc Class A (b)(e)	264,647	3
		68,037,203
Entertainment - 1.3%
Lions Gate Entertainment Corp Class B (d)	463,126	3,204,832
Live Nation Entertainment Inc (d)	145,700	15,952,693
Netflix Inc (d)	126,205	89,513,420
ROBLOX Corp Class A (d)	304,400	13,472,744
Roku Inc Class A (d)	99,900	7,458,534
Spotify Technology SA (d)	41,400	15,257,142
TKO Group Holdings Inc Class A	165,912	20,524,974
Walt Disney Co/The	883,920	85,024,265
		250,408,604
Interactive Media & Services - 6.5%
Alphabet Inc Class A	4,035,000	669,204,750
Bumble Inc Class A (d)	400,100	2,552,638
Match Group Inc (d)	112,300	4,249,432
Meta Platforms Inc Class A	952,025	544,977,191
Pinterest Inc Class A (d)	409,100	13,242,567
Reddit Inc Class A	105,844	6,977,236
Reddit Inc Class B (d)	130,828	8,624,182
Snap Inc Class A (d)	1,968,600	21,064,020
		1,270,892,016
Media - 0.3%
Altice USA Inc Class A (d)	4,645,004	11,426,710
EchoStar Corp (b)(f)	713,267	20,000,007
EchoStar Corp Class A (d)	33,700	836,434
Ibotta Inc Class A (c)(d)	8,100	499,040
Liberty Broadband Corp Class A (d)	375,853	28,873,027
		61,635,218
TOTAL COMMUNICATION SERVICES		1,650,973,041

Consumer Discretionary - 10.1%
Automobile Components - 0.1%
Aptiv PLC (d)	320,100	23,050,401
Automobiles - 1.1%
Tesla Inc (d)	826,610	216,265,974
Broadline Retail - 4.0%
Amazon.com Inc (d)	4,061,968	756,866,498
Etsy Inc (d)	186,800	10,373,004
		767,239,502
Distributors - 0.1%
LKQ Corp	537,100	21,441,032
Diversified Consumer Services - 0.1%
Service Corp International/US	233,000	18,390,690
Hotels, Restaurants & Leisure - 2.0%
Airbnb Inc Class A (d)	280,000	35,506,800
Booking Holdings Inc	13,123	55,275,651
Caesars Entertainment Inc (d)	369,258	15,412,829
Churchill Downs Inc	232,064	31,377,373
Domino's Pizza Inc	85,519	36,785,143
Hilton Worldwide Holdings Inc	193,203	44,533,292
Marriott International Inc/MD Class A1	218,176	54,238,554
McDonald's Corp	123,390	37,573,489
Red Rock Resorts Inc Class A	242,200	13,185,367
Starbucks Corp	424,100	41,345,509
Yum! Brands Inc	259,300	36,226,803
		401,460,810
Household Durables - 0.2%
DR Horton Inc	133,420	25,452,533
PulteGroup Inc	108,900	15,630,417
		41,082,950
Leisure Products - 0.0%
Brunswick Corp/DE	112,300	9,412,986
Specialty Retail - 1.8%
Foot Locker Inc	404,000	10,439,360
Home Depot Inc/The	156,534	63,427,577
Lowe's Cos Inc	661,461	179,156,712
TJX Cos Inc/The	788,076	92,630,453
Valvoline Inc (d)	262,371	10,980,226
		356,634,328
Textiles, Apparel & Luxury Goods - 0.7%
Lululemon Athletica Inc (d)	61,467	16,679,070
NIKE Inc Class B	604,310	53,421,005
PVH Corp	357,221	36,018,593
Tapestry Inc	716,761	33,673,432
		139,792,100
TOTAL CONSUMER DISCRETIONARY		1,994,770,773

Consumer Staples - 5.6%
Beverages - 2.3%
Boston Beer Co Inc/The Class A (d)	121,250	35,058,225
Brown-Forman Corp Class B (c)	234,200	11,522,640
Celsius Holdings Inc (d)	109,500	3,433,920
Coca-Cola Co/The	2,060,591	148,074,069
Constellation Brands Inc Class A	124,566	32,099,413
Keurig Dr Pepper Inc	2,876,401	107,807,509
Monster Beverage Corp (d)	871,056	45,442,992
PepsiCo Inc	282,600	48,056,130
		431,494,898
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc	784,900	14,504,952
BJ's Wholesale Club Holdings Inc (d)	182,300	15,036,104
Target Corp	261,455	40,750,376
Walgreens Boots Alliance Inc	233,900	2,095,744
Walmart Inc	1,137,600	91,861,200
		164,248,376
Food Products - 0.7%
Archer-Daniels-Midland Co	453,300	27,080,142
JM Smucker Co	331,000	40,084,100
Lamb Weston Holdings Inc	293,800	19,020,612
Mondelez International Inc	419,912	30,934,917
Real Good Food Co LLC /The Class B (d)(e)	146,056	1
Real Good Food Co LLC /The Class B unit (d)(g)	146,056	58,423
Simply Good Foods Co/The (d)	56,000	1,947,120
TreeHouse Foods Inc (d)	329,003	13,811,546
Tyson Foods Inc Class A	142,200	8,469,432
		141,406,293
Household Products - 1.0%
Clorox Co/The	21,000	3,421,110
Energizer Holdings Inc	1,247,315	39,614,724
Procter & Gamble Co/The	865,293	149,868,748
		192,904,582
Personal Care Products - 0.6%
Estee Lauder Cos Inc/The Class A	498,600	49,705,434
Kenvue Inc	3,009,100	69,600,483
		119,305,917
Tobacco - 0.2%
Philip Morris International Inc	379,653	46,089,874
TOTAL CONSUMER STAPLES		1,095,449,940

Energy - 2.6%
Energy Equipment & Services - 0.1%
Expro Group Holdings NV (d)	607,400	10,429,058
Weatherford International PLC	139,000	11,803,880
		22,232,938
Oil, Gas & Consumable Fuels - 2.5%
DT Midstream Inc	140,200	11,028,132
Exxon Mobil Corp	2,693,538	315,736,524
Hess Corp	150,675	20,461,665
Marathon Petroleum Corp	200,000	32,582,000
PBF Energy Inc Class A	224,900	6,960,655
Shell PLC ADR	917,800	60,528,910
Valero Energy Corp	273,286	36,901,809
		484,199,695
TOTAL ENERGY		506,432,633

Financials - 12.1%
Banks - 4.3%
Bancorp Inc/The (d)	724,400	38,755,400
Bank of America Corp	3,160,714	125,417,132
Citigroup Inc	1,198,233	75,009,386
East West Bancorp Inc	275,309	22,779,067
JPMorgan Chase & Co	576,644	121,591,154
KeyCorp	1,628,741	27,281,412
M&T Bank Corp	365,970	65,186,576
PNC Financial Services Group Inc/The	375,841	69,474,209
US Bancorp	2,120,836	96,985,830
Wells Fargo & Co	3,156,187	178,293,004
		820,773,170
Capital Markets - 3.1%
Bank of New York Mellon Corp/The	699,901	50,294,886
BlackRock Inc	22,400	21,269,024
Cboe Global Markets Inc	212,730	43,581,995
Charles Schwab Corp/The	94,800	6,143,988
Coinbase Global Inc Class A (d)	17,295	3,081,450
Intercontinental Exchange Inc	555,700	89,267,648
LPL Financial Holdings Inc	190,336	44,277,864
MarketAxess Holdings Inc	237,947	60,962,021
Morgan Stanley	1,287,995	134,260,600
Northern Trust Corp	389,900	35,102,697
State Street Corp	729,600	64,547,712
Tradeweb Markets Inc Class A	218,700	27,046,629
Virtu Financial Inc Class A	1,122,501	34,191,380
		614,027,894
Consumer Finance - 0.2%
Discover Financial Services	254,979	35,771,004
OneMain Holdings Inc	217,404	10,233,206
		46,004,210
Financial Services - 2.6%
Apollo Global Management Inc	580,140	72,465,287
Block Inc Class A (d)	1,036,673	69,591,858
Fiserv Inc (d)	414,236	74,417,497
Marqeta Inc Class A (d)	3,280,212	16,138,643
PayPal Holdings Inc (d)	286,800	22,379,004
Visa Inc Class A	937,157	257,671,318
		512,663,607
Insurance - 1.9%
Arthur J Gallagher & Co	156,431	44,014,990
Chubb Ltd	358,452	103,373,972
Hartford Financial Services Group Inc/The	433,847	51,024,746
Marsh & McLennan Cos Inc	367,458	81,976,205
Reinsurance Group of America Inc	129,276	28,165,362
Travelers Cos Inc/The	185,900	43,522,908
Unum Group	422,481	25,112,271
		377,190,454
TOTAL FINANCIALS		2,370,659,335

Health Care - 10.5%
Biotechnology - 1.7%
Alnylam Pharmaceuticals Inc (d)	175,000	48,130,250
Blueprint Medicines Corp (d)	161,400	14,929,500
Cargo Therapeutics Inc (d)	334,300	6,167,835
Caris Life Sciences Inc (b)(d)(e)	227,063	722,060
Cytokinetics Inc (d)	340,000	17,952,000
Exact Sciences Corp (d)	654,000	44,550,480
Janux Therapeutics Inc (d)	228,000	10,358,040
Keros Therapeutics Inc (d)	160,000	9,291,200
Legend Biotech Corp ADR (d)	800,000	38,984,000
MoonLake Immunotherapeutics Class A (d)	45,758	2,307,118
Nuvalent Inc Class A (d)	170,000	17,391,000
Regeneron Pharmaceuticals Inc (d)	82,500	86,727,301
Spyre Therapeutics Inc (d)	150,000	4,411,500
Vaxcyte Inc (d)	330,000	37,709,100
		339,631,384
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp (d)	2,860,000	239,668,001
Glaukos Corp (d)	242,500	31,592,900
Inspire Medical Systems Inc (d)	128,000	27,014,400
Insulet Corp (d)	300,000	69,825,000
Intuitive Surgical Inc (d)	55,000	27,019,850
Masimo Corp (d)	370,000	49,332,100
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(e)	4,627	56,033
Penumbra Inc (d)	410,000	79,667,100
Stryker Corp	240,000	86,702,400
		610,877,784
Health Care Providers & Services - 2.7%
agilon health Inc (d)	1,750,000	6,877,500
Cigna Group/The	208,000	72,059,520
CVS Health Corp	170,000	10,689,600
Humana Inc	50,000	15,837,000
LifeStance Health Group Inc (d)	2,143,900	15,007,300
McKesson Corp	112,000	55,375,040
Molina Healthcare Inc (d)	52,000	17,917,120
Privia Health Group Inc (d)	1,350,000	24,583,500
Surgery Partners Inc (d)	1,146,600	36,966,384
UnitedHealth Group Inc	460,000	268,952,800
		524,265,764
Health Care Technology - 0.2%
Phreesia Inc (d)	500,000	11,395,000
Veeva Systems Inc Class A (d)	170,000	35,677,900
		47,072,900
Life Sciences Tools & Services - 1.4%
10X Genomics Inc Class A (d)	802,145	18,112,434
Bruker Corp	385,000	26,588,100
Danaher Corp	515,000	143,180,300
IQVIA Holdings Inc (d)	102,000	24,170,940
Thermo Fisher Scientific Inc	96,000	59,382,720
		271,434,494
Pharmaceuticals - 1.4%
Eli Lilly & Co	198,500	175,859,090
Merck & Co Inc	800,000	90,848,000
Royalty Pharma PLC Class A	530,000	14,993,700
		281,700,790
TOTAL HEALTH CARE		2,074,983,116

Industrials - 9.9%
Aerospace & Defense - 2.5%
Axon Enterprise Inc (d)	81,500	32,567,400
Boeing Co (d)	404,300	61,469,772
GE Aerospace	652,600	123,067,308
General Dynamics Corp	144,900	43,788,780
HEICO Corp Class A	106,161	21,631,365
Howmet Aerospace Inc	602,600	60,410,650
Lockheed Martin Corp	90,800	53,078,048
RTX Corp	132,000	15,993,120
TransDigm Group Inc	62,700	89,481,051
		501,487,494
Air Freight & Logistics - 0.3%
FedEx Corp	201,000	55,009,680
Building Products - 0.8%
AZEK Co Inc/The Class A (d)	826,300	38,670,840
Carlisle Cos Inc	44,378	19,959,006
Trane Technologies PLC	257,110	99,946,370
		158,576,216
Commercial Services & Supplies - 0.4%
Cintas Corp	106,912	22,011,043
Waste Connections Inc (United States)	288,972	51,673,973
		73,685,016
Construction & Engineering - 0.4%
EMCOR Group Inc	48,500	20,880,705
Quanta Services Inc	129,100	38,491,165
WillScot Holdings Corp (d)	453,700	17,059,120
		76,430,990
Electrical Equipment - 1.1%
AMETEK Inc	551,532	94,703,560
Eaton Corp PLC	188,200	62,377,008
GE Vernova Inc	179,850	45,858,153
Vertiv Holdings Co Class A	189,500	18,853,355
		221,792,076
Ground Transportation - 1.3%
CSX Corp	1,606,478	55,471,685
Old Dominion Freight Line Inc	403,466	80,144,487
Uber Technologies Inc (d)	846,700	63,637,972
Union Pacific Corp	230,600	56,838,288
		256,092,432
Machinery - 2.8%
Caterpillar Inc	234,683	91,789,215
Chart Industries Inc (d)	120,600	14,971,284
Deere & Co	181,900	75,912,327
Dover Corp	473,100	90,712,194
Fortive Corp	642,194	50,688,372
Ingersoll Rand Inc	1,035,400	101,634,864
Parker-Hannifin Corp	194,000	122,573,080
		548,281,336
Trading Companies & Distributors - 0.3%
FTAI Aviation Ltd	114,500	15,217,049
Watsco Inc	79,900	39,301,212
		54,518,261
TOTAL INDUSTRIALS		1,945,873,501

Information Technology - 27.1%
Communications Equipment - 0.1%
Ciena Corp (d)	458,886	28,262,789
IT Services - 1.5%
Cognizant Technology Solutions Corp Class A	475,477	36,697,315
EPAM Systems Inc (d)	265,179	52,778,576
MongoDB Inc Class A (d)	231,800	62,667,131
Okta Inc Class A (d)	587,253	43,656,388
Snowflake Inc Class A (d)	298,600	34,297,196
Twilio Inc Class A (d)	899,138	58,641,780
X Holdings Corp Class A (b)(d)(e)	31,890	678,938
		289,417,324
Semiconductors & Semiconductor Equipment - 7.2%
Advanced Micro Devices Inc (d)	727,271	119,330,626
Analog Devices Inc	723,461	166,519,018
Lattice Semiconductor Corp (d)	163,300	8,666,331
Marvell Technology Inc	338,144	24,386,945
Microchip Technology Inc	373,604	29,996,665
Micron Technology Inc	1,065,311	110,483,404
NVIDIA Corp	7,124,600	865,211,424
ON Semiconductor Corp (d)	959,500	69,669,295
Skyworks Solutions Inc	9,363	924,784
SolarEdge Technologies Inc (c)(d)	351,100	8,043,701
		1,403,232,193
Software - 13.3%
Adobe Inc (d)	418,349	216,612,745
Atlassian Corp Class A (d)	447,900	71,130,999
Autodesk Inc (d)	334,832	92,239,519
BILL Holdings Inc (d)	508,573	26,832,311
BlackLine Inc (d)	935,851	51,602,824
Datadog Inc Class A (d)	396,300	45,598,278
Elastic NV (d)	711,900	54,645,444
Five9 Inc (d)	2,032,791	58,402,085
Gen Digital Inc	608,210	16,683,200
HubSpot Inc (d)	139,378	74,093,345
Microsoft Corp	3,176,459	1,366,830,309
OpenAI Global LLC rights (b)(d)(e)	1,650,181	1,650,181
Palo Alto Networks Inc (d)	143,090	48,908,162
PTC Inc (d)	56,757	10,253,720
Salesforce Inc	922,738	252,562,619
Tenable Holdings Inc (d)	1,375,166	55,721,726
Unity Software Inc (c)(d)	1,172,000	26,510,640
Workday Inc Class A (d)	312,889	76,473,200
Workiva Inc Class A (d)	775,300	61,341,736
		2,608,093,043
Technology Hardware, Storage & Peripherals - 5.0%
Apple Inc	4,263,532	993,402,956
TOTAL INFORMATION TECHNOLOGY		5,322,408,305

Materials - 2.2%
Chemicals - 1.6%
Air Products and Chemicals Inc	101,389	30,187,561
Axalta Coating Systems Ltd (d)	463,100	16,759,589
Balchem Corp	71,900	12,654,400
Chemours Co/The	794,200	16,138,144
Corteva Inc	322,300	18,948,017
Dow Inc	592,100	32,346,423
Ecolab Inc	158,000	40,342,140
Element Solutions Inc	523,600	14,220,976
Linde PLC	189,200	90,221,912
Sherwin-Williams Co/The	24,500	9,350,915
Tronox Holdings PLC	790,600	11,566,478
		292,736,555
Construction Materials - 0.1%
Martin Marietta Materials Inc	42,022	22,618,341
Containers & Packaging - 0.2%
AptarGroup Inc	123,100	19,719,389
Avery Dennison Corp	58,700	12,958,612
International Paper Co	226,000	11,040,100
		43,718,101
Metals & Mining - 0.3%
ATI Inc (d)	170,500	11,408,155
Freeport-McMoRan Inc	390,500	19,493,760
Hecla Mining Co	813,800	5,428,046
Nucor Corp	129,500	19,469,030
Steel Dynamics Inc	100,800	12,708,864
		68,507,855
TOTAL MATERIALS		427,580,852

Real Estate - 2.8%
Health Care REITs - 0.3%
Omega Healthcare Investors Inc	424,200	17,264,940
Ventas Inc	615,200	39,452,776
		56,717,716
Hotel & Resort REITs - 0.1%
Ryman Hospitality Properties Inc	116,500	12,493,460
Industrial REITs - 0.3%
Prologis Inc	392,951	49,621,852
Terreno Realty Corp	223,300	14,923,139
		64,544,991
Real Estate Management & Development - 0.3%
Compass Inc Class A (d)	267,000	1,631,370
CoStar Group Inc (d)	79,700	6,012,568
Jones Lang LaSalle Inc (d)	209,620	56,557,572
		64,201,510
Residential REITs - 0.4%
Invitation Homes Inc	721,500	25,440,090
Mid-America Apartment Communities Inc	224,100	35,609,490
Sun Communities Inc	162,400	21,948,360
		82,997,940
Retail REITs - 0.3%
Macerich Co/The	1,275,600	23,266,944
SITE Centers Corp	513,000	31,036,500
		54,303,444
Specialized REITs - 1.1%
American Tower Corp	159,400	37,070,064
Crown Castle Inc	306,000	36,300,780
Equinix Inc	68,100	60,447,603
Four Corners Property Trust Inc	1,184,303	34,711,921
Public Storage Operating Co	152,800	55,599,336
		224,129,704
TOTAL REAL ESTATE		559,388,765

Utilities - 2.5%
Electric Utilities - 1.6%
American Electric Power Co Inc	255,319	26,195,729
Constellation Energy Corp	124,471	32,364,949
Edison International	313,779	27,327,013
Entergy Corp	184,200	24,242,562
Evergy Inc	99,500	6,169,995
Eversource Energy	295,000	20,074,750
Exelon Corp	141,300	5,729,715
FirstEnergy Corp	305,479	13,547,994
Hawaiian Electric Industries Inc	493,976	4,781,688
NextEra Energy Inc	782,917	66,179,974
NRG Energy Inc	137,001	12,480,791
PG&E Corp	1,496,006	29,576,039
Pinnacle West Capital Corp	71,100	6,298,749
PPL Corp	590,700	19,540,356
Southern Co/The	106,155	9,573,058
TXNM Energy Inc	31,300	1,370,001
		305,453,363
Gas Utilities - 0.0%
UGI Corp	226,500	5,667,030
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The	509,700	10,224,582
NextEra Energy Partners LP	344,998	9,528,845
Talen Energy Corp (d)	60,600	10,801,344
Vistra Corp	217,378	25,767,988
		56,322,759
Multi-Utilities - 0.6%
Ameren Corp	147,000	12,856,620
CenterPoint Energy Inc	653,900	19,237,738
Consolidated Edison Inc	145,400	15,140,502
NiSource Inc	431,602	14,955,009
Public Service Enterprise Group Inc	303,856	27,106,994
Sempra	400,906	33,527,769
		122,824,632
TOTAL UTILITIES		490,267,784

TOTAL UNITED STATES		18,438,788,045
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd	904,480	12,332,146
TOTAL COMMON STOCKS (Cost $11,434,619,996)		19,421,281,723

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/2027 (b)(e) (Cost $973,100)	973,100	1,039,952

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(d)(e)(h)	416,172	2,089,183
UNITED STATES - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc Series E (b)(d)(e)	301,188	2,114,340
Health Care - 0.1%
Biotechnology - 0.1%
Asimov Inc Series B (b)(d)(e)	35,044	1,484,464
Caris Life Sciences Inc Series D (b)(d)(e)(h)	1,077,331	3,425,913
Cleerly Inc Series C (b)(d)(e)	411,426	4,480,429
Element Biosciences Inc Series C (b)(d)(e)	195,016	2,090,572
ElevateBio LLC Series C (b)(d)(e)	626,000	1,953,120
Inscripta Inc Series E (b)(d)(e)(h)	423,474	1,274,656
		14,709,154
Health Care Equipment & Supplies - 0.0%
Medical Microinstruments Inc/Italy Series C (b)(e)	92,546	3,080,856
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC (b)(d)(e)(i)	141,317	1,184,236
Health Care Technology - 0.0%
Aledade Inc Series B1 (b)(d)(e)	67,586	2,558,806
Aledade Inc Series E1 (b)(d)(e)	14,822	561,161
Omada Health Inc Series E (b)(d)(e)	597,550	2,288,617
Wugen Inc Series B (b)(d)(e)	155,150	656,284
		6,064,868
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(d)(e)	1,112,588	945,700
TOTAL HEALTH CARE		25,984,814

TOTAL UNITED STATES		28,099,154
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $52,855,430)		30,188,337

U.S. Treasury Obligations - 0.0%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/10/2024 (k)	5.29	2,830,000	2,826,714
US Treasury Bills 0% 10/3/2024 (k)	5.30	190,000	189,950
US Treasury Bills 0% 11/21/2024 (k)	5.09	200,000	198,689
US Treasury Bills 0% 12/12/2024 (k)	4.93	60,000	59,463
US Treasury Bills 0% 12/19/2024 (k)	4.61	230,000	227,726
US Treasury Bills 0% 12/26/2024 (k)	4.54	460,000	455,050
US Treasury Bills 0% 12/5/2024 (k)	4.99	470,000	466,163
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,422,822)			4,423,755

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.89	248,857,131	248,906,903
Fidelity Securities Lending Cash Central Fund (l)(m)	4.89	48,042,688	48,047,492
TOTAL MONEY MARKET FUNDS (Cost $296,954,394)			296,954,395

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $11,789,825,742)	19,753,888,162
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(63,878,409)
NET ASSETS - 100.0%	19,690,009,753

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	300	Dec 2024	87,213,750	1,849,408	1,849,408

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $77,298,515 or 0.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing
(e)	Level 3 security
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,423 or 0.0% of net assets.

(h)	Security is perpetual in nature with no stated maturity date.
(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,423,755.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/07/21	2,587,915

Aledade Inc Series E1	5/20/22	738,349

Asimov Inc Series B	10/29/21	3,247,902

Caris Life Sciences Inc	10/06/22	1,271,553

Caris Life Sciences Inc Series D	5/11/21	8,726,381

Cleerly Inc Series C	7/08/22	4,846,845

dMed Biopharmaceutical Co Ltd Series C	12/01/20	5,910,953

EchoStar Corp	9/30/24	20,000,007

Element Biosciences Inc Series C	6/21/21	4,008,885

ElevateBio LLC Series C	3/09/21	2,626,070

Galvanize Therapeutics 6% 2/28/2027	2/28/24	973,100

Galvanize Therapeutics Series B	3/29/22	1,926,207

GCI Liberty Inc Class A	5/23/23	0

Inscripta Inc Series E	3/30/21	3,739,275

Jumo World Holding Limited	9/06/23	999,839

Lionsgate Studios Corp	12/22/23	2,101,401

Medical Microinstruments Inc/Italy Series C	2/16/24	3,084,901

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Omada Health Inc Series E	12/22/21	3,582,432

OpenAI Global LLC rights	9/30/24	1,650,181

Saluda Medical Inc Series E	4/06/23	2,431,732

Starling Bank Ltd Class D	6/18/21	8,257,037

Thriveworks Topco LLC	7/23/21 - 2/25/22	4,194,411

Wugen Inc Series B	7/09/21	1,203,173

X Holdings Corp Class A	10/27/21	2,390,803

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	292,864,317	1,261,587,445	1,305,544,859	3,305,709	-	-	248,906,903	0.5%
Fidelity Securities Lending Cash Central Fund	22,724,699	120,375,550	95,052,757	6,250	-	-	48,047,492	0.2%
Total	315,589,016	1,381,962,995	1,400,597,616	3,311,959	-	-	296,954,395

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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